Financial Risk Management - Capital Management - Financial measurements and ratios (Details) $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Financial Risk Management
Capitalization	$ 44,517.0	$ 40,102.9
Holding company cash and investments (net of derivative obligations)	2,716.9	2,502.1
Borrowings	13,642.9	11,753.7	$ 9,723.5
Net debt	10,926.0	9,251.6
Non-controlling interests	4,359.8	4,281.2
Total equity	$ 30,874.1	$ 28,349.2	27,700.9
Net debt/total equity	35.40%	32.60%
Net debt/net total capital	26.10%	24.60%
Total debt/total capital	30.60%	29.30%
Interest coverage	9.6	10.5
Interest and preferred share dividend distribution coverage	9.2	9.5
Common shares
Financial Risk Management
Equity in stock	$ 26,282.6	$ 22,959.8
Preferred shares
Financial Risk Management
Equity in stock	231.7	1,108.2
Holding company
Financial Risk Management
Borrowings	8,848.1	7,882.4	6,928.9
Insurance and reinsurance companies
Financial Risk Management
Borrowings	1,607.6	975.8	895.6
Non-insurance companies
Financial Risk Management
Borrowings	3,187.2	2,895.5	$ 1,899.0
Excluding consolidated non-insurance companies
Financial Risk Management
Holding company cash and investments (net of derivative obligations)	2,716.9	2,502.1
Borrowings	10,455.7	8,858.2
Net debt	7,738.8	6,356.1
Non-controlling interests	3,005.4	2,740.2
Total equity	$ 29,519.7	$ 26,808.2
Net debt/total equity	26.20%	23.70%
Net debt/net total capital	20.80%	19.20%
Total debt/total capital	26.20%	24.80%
Interest coverage	12.6	13.5
Interest and preferred share dividend distribution coverage	11.8	11.8
Excluding consolidated non-insurance companies | Common shares
Financial Risk Management
Equity in stock	$ 26,282.6	$ 22,959.8
Excluding consolidated non-insurance companies | Preferred shares
Financial Risk Management
Equity in stock	231.7	1,108.2
Excluding consolidated non-insurance companies | Holding company
Financial Risk Management
Borrowings	8,848.1	7,882.4
Excluding consolidated non-insurance companies | Insurance and reinsurance companies
Financial Risk Management
Borrowings	$ 1,607.6	$ 975.8